Vessels, net:	6 Months Ended
Jun. 30, 2020
Vessels, Net
Vessels, net:

4. Vessels, net:

The amounts in the accompanying consolidated condensed balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2019	$1,167,909	$(251,212)	$916,697
Period depreciation	—	(15,812)	(15,812)
Balance June 30, 2020	$1,167,909	$(267,024)	$900,885

As of June 30, 2020, all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral to secure the $675 Million Credit Facility, further discussed in Note 5.